SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2024
SEGMENT INFORMATION [Abstract]
Reconciliation of Non-current Assets by Geographical Location
(a)	Reconciliation of non-current assets by geographical location
	2024	2023
	US$	US$
United States of America	13,887,873	10,048,804
	13,887,873	10,048,804